Income tax expense and other taxes - Schedule of excess of presumptive income (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of excess of presumptive income [Line Items]
Excess of presumptive income tax	$ 1,590
Year 2017 [Member]
Disclosure of excess of presumptive income [Line Items]
Excess of presumptive income tax	1,250
Year 2018 [Member]
Disclosure of excess of presumptive income [Line Items]
Excess of presumptive income tax	$ 340